UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811- 6377
Dreyfus Municipal Funds, Inc.
(Exact name of registrant as specified in charter)
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)
Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)
Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end: 8/31
Date of reporting period: July 1, 2006-June 30, 2007

Item 1. Proxy Voting Record

Dreyfus Municipal Funds, Inc.
Dreyfus BASIC Municipal Money Market Fund
Dreyfus BASIC New Jersey Municipal Money Market Fund
Dreyfus Premier High Yield Municipal Bond Fund
Dreyfus Premier Select Municipal Bond Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Dreyfus Municipal Funds, Inc.
Dreyfus Premier Select Intermediate Municipal Bond Fund

The Registrant merged into Dreyfus Premier Select Municipal Bond Fund on March 20, 2007. The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 16, 2007